LEASE (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term	5 years	1 year 6 months
Weighted-average discount rate	8.84%	2.10%